Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment	Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Units of production	5,000 - 120,000 hours
Major component parts in use	Units of production	2,500 - 70,000 hours
Other equipment	Straight-line	5 - 10 years
Licensed motor vehicles	Straight-line	5 - 10 years
Office and computer equipment	Straight-line	4 - 10 years
Furnishings, fixtures and facilities	Straight-line	10 - 30 years
Buildings	Straight-line	10 - 50 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term
Land	No depreciation	No depreciation

December 31, 2025	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$623,437	$185,633	$437,804
Major component parts in use	828,951	300,484	528,467
Other equipment	61,927	37,512	24,415
Licensed motor vehicles	27,399	11,588	15,811
Office and computer equipment	10,914	7,702	3,212
Buildings	29,597	6,305	23,292
Capital inventory and capital work in progress	206,008	—	206,008
Land	26,266	—	26,266
	1,814,499	549,224	1,265,275

Assets under finance lease
Heavy equipment	85,887	21,978	63,909
Major component parts in use	31,260	10,159	21,101
Other equipment	2,885	714	2,171
Licensed motor vehicles	7,213	817	6,396
	127,245	33,668	93,577

Total property, plant and equipment	$1,941,744	$582,892	$1,358,852

December 31, 2024	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$598,377	$151,136	$447,241
Major component parts in use	799,284	266,204	533,080
Other equipment	55,443	35,901	19,542
Licensed motor vehicles	19,684	7,895	11,789
Office and computer equipment	10,224	6,988	3,236
Buildings	45,469	5,946	39,523
Capital inventory and capital work in progress	118,829	—	118,829
Land	10,472	—	10,472
	1,657,782	474,070	1,183,712

Assets under finance lease
Heavy equipment	55,663	19,958	35,705
Major component parts in use	26,848	4,976	21,872
Other equipment	3,941	713	3,228
Licensed motor vehicles	7,943	586	7,357
	94,395	26,233	68,162

Total property, plant and equipment	$1,752,177	$500,303	$1,251,874